Employee benefits (Details 13) - Industrias Quimicas Falcon de Mexico Pension plan [Member] ₨ in Millions	Mar. 31, 2020 INR (₨)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation at present value without effect of salary growth	₨ 158
Add: Effect of salary growth	76
Defined benefit obligation with projected salary growth	234
50 basis points increase | Discount rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	224
50 basis points increase | Salary growth [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	245
50 basis points decrease | Discount rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	244
50 basis points decrease | Salary growth [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	₨ 224